Interest and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest and Finance Costs
Interest expense (Note 5)	$ 30,040	$ 37,387	$ 25,661
Amortization of deferred financing fees	1,022	1,667	2,032
Other	114	156	218
Total	$ 31,176	$ 39,210	$ 27,911